Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000023590 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023590 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023590 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023590 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023590 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023590 | WW Grainger, Inc.___BNY-384802104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023590 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023590 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023590 | Live Nation Entertainment, Inc.___BNY-538034109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023590 | Cencora, Inc.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023590 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000023590 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023590 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000023590 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000023590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000023590 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000023590 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023590 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023590 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023590 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023590 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023590 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023590 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023590 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000023591 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023591 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023591 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023591 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023591 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023591 | WW Grainger, Inc.___BNY-384802104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023591 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023591 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023591 | Live Nation Entertainment, Inc.___BNY-538034109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023591 | Cencora, Inc.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023591 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000023591 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023591 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000023591 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000023591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000023591 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000023591 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023591 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023591 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023591 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023591 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023591 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023591 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023591 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000163133 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000163133 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163133 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000163133 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000163133 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163133 | WW Grainger, Inc.___BNY-384802104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163133 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163133 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163133 | Live Nation Entertainment, Inc.___BNY-538034109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163133 | Cencora, Inc.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000163133 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000163133 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000163133 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000163133 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000163133 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000163133 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000163133 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000163133 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000163133 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000163133 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000163133 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000163133 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163133 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163133 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163133 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000163133 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000023592 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000023592 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023592 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000023592 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000023592 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000023592 | WW Grainger, Inc.___BNY-384802104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023592 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023592 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023592 | Live Nation Entertainment, Inc.___BNY-538034109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023592 | Cencora, Inc.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000023592 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000023592 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023592 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000023592 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000023592 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000023592 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000023592 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000023592 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000023592 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000023592 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000023592 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000023592 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023592 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023592 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023592 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000023592 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000074884 | Cloudflare, Inc.__Class A_BNY-18915M107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074884 | Comfort Systems USA, Inc.___BNY-199908104
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074884 | Snowflake, Inc.__Class A_BNY-833445109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074884 | Datadog, Inc.__Class A_BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074884 | Royal Caribbean Cruises Ltd.___BNY-V7780T103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074884 | WW Grainger, Inc.___BNY-384802104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074884 | Lumentum Holdings, Inc.___BNY-55024U109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074884 | Vistra Corp.___BNY-92840M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074884 | Live Nation Entertainment, Inc.___BNY-538034109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074884 | Cencora, Inc.___BNY-03073E105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074884 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000074884 | Investment_SecurityTypeCode_Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074884 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000074884 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000074884 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000074884 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000074884 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000074884 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000074884 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000074884 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074884 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074884 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074884 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074884 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074884 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000074884 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000073995 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000073995 | Silicon Motion Technology Corp.___BNY-82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073995 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000073995 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000073995 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073995 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073995 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073995 | Glacier Bancorp, Inc.___BNY-37637Q105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000073995 | Repligen Corp.___BNY-759916109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073995 | Life Time Group Holdings, Inc.___BNY-53190C102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000073995 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000073995 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000073995 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000073995 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000073995 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000073995 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000073995 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000073995 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000073995 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073995 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073995 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000073995 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000073995 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000073995 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000023597 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023597 | Silicon Motion Technology Corp.___BNY-82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023597 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023597 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023597 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023597 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023597 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023597 | Glacier Bancorp, Inc.___BNY-37637Q105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023597 | Repligen Corp.___BNY-759916109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023597 | Life Time Group Holdings, Inc.___BNY-53190C102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023597 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000023597 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000023597 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000023597 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000023597 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023597 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000023597 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000023597 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023597 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023597 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023597 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023597 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000023597 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000023597 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000163134 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000163134 | Silicon Motion Technology Corp.___BNY-82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000163134 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000163134 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000163134 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000163134 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000163134 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163134 | Glacier Bancorp, Inc.___BNY-37637Q105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000163134 | Repligen Corp.___BNY-759916109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163134 | Life Time Group Holdings, Inc.___BNY-53190C102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163134 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000163134 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000163134 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000163134 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000163134 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000163134 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000163134 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000163134 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000163134 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000163134 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000163134 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163134 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000163134 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000163134 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000023598 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000023598 | Silicon Motion Technology Corp.___BNY-82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000023598 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000023598 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000023598 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023598 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000023598 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023598 | Glacier Bancorp, Inc.___BNY-37637Q105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000023598 | Repligen Corp.___BNY-759916109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023598 | Life Time Group Holdings, Inc.___BNY-53190C102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000023598 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000023598 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000023598 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000023598 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000023598 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000023598 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000023598 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000023598 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000023598 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023598 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000023598 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023598 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000023598 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000023598 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000074885 | Standex International Corp.___BNY-854231107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074885 | Silicon Motion Technology Corp.___BNY-82706C108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000074885 | BrightSpring Health Services, Inc.___BNY-10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074885 | Casella Waste Systems, Inc.__Class A_BNY-147448104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074885 | Allegro MicroSystems, Inc.___BNY-01749D105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074885 | Granite Construction, Inc.___BNY-387328107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000074885 | Guardant Health, Inc.___BNY-40131M109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074885 | Glacier Bancorp, Inc.___BNY-37637Q105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074885 | Repligen Corp.___BNY-759916109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074885 | Life Time Group Holdings, Inc.___BNY-53190C102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074885 | Other_Portfolio
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000074885 | Investment_SecurityTypeCode_Common Stock
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000074885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000074885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000074885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000074885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000074885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000074885 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074885 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000074885 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074885 | Other_Sector
Holdings [Line Items]
Percent of Net Asset Value	(4.90%)
C000074885 | Investment_SecurityTypeCode_Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000074885 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%